CONVERTIBLE BONDS PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Beginning Balance	$ 739,189
Addition		1,979,846
Repayment
Conversion	(739,189)	(1,240,657)
Convertible debt, net		$ 739,189